Investments (Available-For-Sale Securities Included in Investments By Major Security Type) (Detail) - Available for sale Securities Non Current - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost	¥ 19,431	¥ 20,828
Gross unrealized holding gains	23,628	23,678
Gross unrealized holding losses	31	1,105
Fair value	43,028	43,401
Government Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	277	298
Gross unrealized holding losses	8	11
Fair value	269	287
Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	43	6
Gross unrealized holding gains	188	195
Gross unrealized holding losses	2
Fair value	229	201
Fund Trusts
Schedule of Available-for-sale Securities [Line Items]
Cost	85	63
Gross unrealized holding gains	1	1
Fair value	86	64
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	19,026	20,461
Gross unrealized holding gains	23,439	23,482
Gross unrealized holding losses	21	1,094
Fair value	¥ 42,444	¥ 42,849